Putnam
Latin America
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-99


[LOGO: BOSTON * LONDON * TOKYO]


The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 2/28/99. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 8/31/99.




Portfolio of investments owned
February 28, 1999 (Unaudited)

COMMON STOCKS (98.6%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Argentina (12.6%)
--------------------------------------------------------------------------------------------------------------------------
              2,500  Banco Rio de La Plata S.A. ADR                                                         $       23,594
              5,600  Perez Companc S.A. Class B                                                                     22,801
              1,700  Telefonica de Argentina S.A. ADR                                                               49,725
              3,900  Transportadora de Gas del Sur ADR                                                              38,513
                800  YPF S.A. ADR                                                                                   23,200
                                                                                                            --------------
                                                                                                                   157,833

Brazil (30.3%)
--------------------------------------------------------------------------------------------------------------------------
             19,200  Aracruz Celulose S.A. ADR                                                                      24,591
              3,200  Banco Bradesco S.A. ADR                                                                        12,000
                 30  Banco Itau S.A. BRC                                                                            10,567
              2,614  Cia Cervejaria Brahma ADR                                                                      19,932
                700  Companhia Brasileira de Distribuicao Grupo Pao
                       de Acucar ADR                                                                                 7,831
              1,168  Companhia Energetica de Minas Gerais ADR                                                       15,184
              2,600  Companhia Paranaense de Energia-Copel ADR                                                      11,700
                400  Companhia Paulista de Forca e Luz -- CPFL                                                      21,677
              3,300  Companhia Vale do Rio Doce ADR                                                                 41,250
              2,400  Embratel Participacoes S.A. ADR (NON)                                                          32,700
              1,600  Empresa Bras Aeronautica                                                                       11,042
              2,000  Gerdau S.A.                                                                                    13,793
              2,200  Petroleo Brasileiro S/A-Petrobras ADR                                                          16,775
              2,500  Souza Cruz S.A.                                                                                16,010
                560  Tele Centro Sul Participacoes S.A. (NON)                                                       22,400
              1,200  Tele Norte Leste Participacoes S.A. ADR (NON)                                                  12,000
                800  Tele Sudeste Celular Participacoes S.A. ADR (NON)                                              10,650
              1,680  Telesp Celular Participacoes S.A. ADR (NON)                                                    35,280
              2,600  Telesp Participacoes S.A. ADR (NON)                                                            42,900
                                                                                                            --------------
                                                                                                                   378,282

Chile (8.3%)
--------------------------------------------------------------------------------------------------------------------------
              1,500  Banco Santander Chile ADR                                                                      21,469
                900  Chilectra S.A. 144A ADR                                                                        17,550
              1,200  Cia de Telecomunicationes de Chile S.A. ADR                                                    26,550
              1,000  Enersis S.A. ADR                                                                               24,375
                800  Madeco S. A. ADR                                                                                5,500
                300  Sociedad Quimica y Minera de Chile S.A. ADR                                                     9,000
                                                                                                            --------------
                                                                                                                   104,444

Mexico (44.2%)
--------------------------------------------------------------------------------------------------------------------------
              7,600  Alfa S.A. de C.V. Class A                                                                      18,865
              5,800  Carso Global Telecom (NON)                                                                     24,975
             12,700  Cemex S.A. de C.V. Class B (NON)                                                               39,438
              1,700  Coca-Cola Femsa S.A. ADR                                                                       23,481
              8,000  Corporacion Interamericana de Entretenimiento S.A. (NON)                                       21,074
             14,000  Corporacion Moctezuma, S.A. de C.V. (NON)                                                      13,220
                800  Desc S.A. de C.V. ADR                                                                          15,350
             13,000  Empaques Ponderosa, S.A. de C.V. (NON)                                                          6,928
                500  Empresas La Moderna S.A. de C.V. ADR                                                           11,625
             10,000  Fomento Economico Mexicano, S.A. de C.V.                                                       26,494
              8,700  Grupo Carso S.A. de C.V.                                                                       29,176
             26,200  Grupo Financiero Banamex Accival, S.A. de C.V. Class B (NON)                                   40,349
              1,500  Grupo Imsa S.A. de C.V. ADR (NON)                                                              19,875
             14,300  Grupo Industrial Bimbo S.A. de C.V.                                                            28,687
              7,600  Grupo Mexico S.A.                                                                              21,060
             20,200  Grupo Modelo S.A. de C.V.                                                                      45,230
              1,600  Grupo Televisa S.A.GDR (NON)                                                                   45,000
              2,120  Telefonos de Mexico S.A. ADR Class L                                                          121,238
                                                                                                            --------------
                                                                                                                   552,065

Peru (3.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,500  Compania de Minas Buenaventura S.A. ADR                                                        20,156
              1,700  Telefonica del Peru S.A. ADR                                                                   20,080
                                                                                                            --------------
                                                                                                                    40,236
                                                                                                            --------------
                     Total Common Stocks (cost $1,589,544)                                                  $    1,232,860

SHORT-TERM INVESTMENTS (2.5%)(a) (cost $31,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $       31,000  Interest in $310,913,000 joint repurchase agreement dated February 26, 1999 with SBC Warburg due
                       March 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $31,012 for an
                       effective yield of 4.74%                                                             $       31,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,620,544) (b)                                                $    1,263,860
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,250,065.

  (b) The aggregate identified cost on a tax basis is $1,620,549 resulting in gross unrealized appreciation and depreciation of $38,891 and $395,580, respectively, or net unrealized depreciation of $356,689.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR, or GDR after the name of a foreign holding stands for American Depository Receipts, or Global Depository
      Receipts respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,620,544) (Note 1)                                                $1,263,860
-----------------------------------------------------------------------------------------------
Cash                                                                                        698
-----------------------------------------------------------------------------------------------
Foreign currency (cost $20,806)                                                          21,016
-----------------------------------------------------------------------------------------------
Dividends receivable                                                                     11,412
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                       17
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                            4,675
-----------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                          2,192
-----------------------------------------------------------------------------------------------
Total assets                                                                          1,303,870

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         41,851
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  101
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                68
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  7
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   11,778
-----------------------------------------------------------------------------------------------
Total liabilities                                                                        53,805
-----------------------------------------------------------------------------------------------
Net assets                                                                           $1,250,065

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                   $2,193,744
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                               (10,548)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                                 (574,490)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                      (358,641)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,250,065

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($1,250,065 divided by 264,127 shares)                                                    $4.73
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of  $4.73)*                                           $5.02
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,960)                                                $22,542
-----------------------------------------------------------------------------------------------
Interest                                                                                     40
-----------------------------------------------------------------------------------------------
Total investment income                                                                  22,582

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                          6,264
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            1,191
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           951
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             20
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   2,037
-----------------------------------------------------------------------------------------------
Registration fees                                                                            55
-----------------------------------------------------------------------------------------------
Auditing                                                                                 11,643
-----------------------------------------------------------------------------------------------
Legal                                                                                     1,250
-----------------------------------------------------------------------------------------------
Postage                                                                                      21
-----------------------------------------------------------------------------------------------
Other                                                                                         3
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                          (13,098)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           10,337
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (1,177)
-----------------------------------------------------------------------------------------------
Net expenses                                                                              9,160
-----------------------------------------------------------------------------------------------
Net investment income                                                                    13,422
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (474,051)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                              (1,316)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period (Note 1)                                            (2,001)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            571,199
-----------------------------------------------------------------------------------------------
Net gain on investments                                                                  93,831
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $107,253
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                        For the period
                                                                                                        March 23, 1998
                                                                              Six months ended           (commencement
                                                                                   February 28           of operations)
                                                                                          1999*      to August 31, 1998
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
-----------------------------------------------------------------------------------------------------------------------
Operations:
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   13,422              $   15,595
-----------------------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                                                  (475,367)               (100,515)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                            569,198                (927,839)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                         107,253              (1,012,759)
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-----------------------------------------------------------------------------------------------------------------------
   From net investment income                                                           (38,173)                     --
-----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        47,766                 145,978
-----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                 116,846                (866,781)

Net assets
-----------------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                          1,133,219               2,000,000
-----------------------------------------------------------------------------------------------------------------------
End of period (including distribution in excess of net
investment and undistributed net investment income
of $10,548 and $14,203, respectively)                                                $1,250,065              $1,133,219
-----------------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended      For the period
Per-share                                                                                           February 28    March 23, 1998+
operating performance                                                                               (Unaudited)    to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $4.46            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)(d)                                                                             .05              .06
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                               .37            (4.10)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .42            (4.04)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.15)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $4.73            $4.46
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                  9.37*          (47.53)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                        $1,250           $1,133
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                             .82*             .73*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                            1.06*             .87*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 79.15*           44.39*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund for the periods ended February 28, 1999 and August 31, 1998 reflect a reduction of $0.05 and $0.08 per share, respectively (Note 1).




Notes to financial statements
February 28, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Latin America Fund (the "fund") is a series of Putnam Fund Trust (the "trust) which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in equity securities of which at least 65% is of Latin America companies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value which is determined using the last reported sale price on its principle exchange, or if no sales are reported -- as is the case of some securities traded over the counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other investments are stated at fair market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal taxes It is the policy of the fund to distribute all of its taxable (for tax exempt and municipal bond funds exclude "taxable") income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 1999, the fund had no borrowings against the line of credit.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, and 0.80% of the next $500 million, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended February 28, 1999, fund expenses were reduced by $1,177 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the period ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the period ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales

During the period ended February 28, 1999, purchases and sales of investment securities other than short-term investments aggregated $1,041,170 and $966,997 respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital were as follows:

                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                          4,215            $20,379
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        7,839             38,173
-----------------------------------------------------------------------------
                                                    12,054             58,552

Shares
repurchased                                         (2,236)           (10,786)
-----------------------------------------------------------------------------
Net increase                                         9,818            $47,766
-----------------------------------------------------------------------------

                                                           Period ended
                                                          March 23, 1998
                                                          (commencement
                                                        of operations) to
                                                         August 31, 1998
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         19,623           $149,023
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    19,623            149,023
Shares
repurchased                                           (608)            (3,045)
-----------------------------------------------------------------------------
Net increase                                        19,015           $145,978
-----------------------------------------------------------------------------

Note 5
Initial capitalization and offering of shares

The fund had an initial capital contribution of $2,000,000 and an issuance of 235,294 shares to Putnam Mutual Funds Corp on March 23, 1998.

At February 28, 1999, Putnam Investments, Inc. owned 242,571 shares of the fund (91.8% of shares outstanding), valued at $1,147,361.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Thomas R. Haslett
Vice President and Fund Manager

Stephen S. Oler
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer



This report is for the information of shareholders of Putnam Latin America Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


51092 2IA 4/99